Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Earnings Per Share
The following table reflects the income and share data used in basic and diluted EPS calculations:

	2021	2020	2019
Earnings per share
Weighted average number of common shares	404,776,126	412,589,910	416,256,510
Profit for the period attributable to Equity shareholders of Mechel PAO	80,570	808	2,409

Earnings per share (Russian rubles per share) attributable to common equity shareholders — basic and diluted	199.05	1.96	5.79

Profit (loss) for the period from continuing operations	82,619	(40,153)	11,075
Less attributable to non-controlling interests	2,049	648	1,876

Profit (loss) for the period attributable to Equity shareholders of Mechel PAO from continuing operations	80,570	(40,801)	9,199

Earnings (loss) per share from continuing operations (Russian rubles per share) — basic and diluted	199.05	(98.89)	22.10

Profit (loss) after tax for the period from discontinued operations	—	41,609	(6,790)

Earnings (loss) per share from discontinued operations (Russian rubles per share) — basic and diluted	—	100.85	(16.31)

Summary of Weighted-Average Number of Common Shares Outstanding
The total weighted-average number of common shares outstanding during the period was as follows:

	Shares outstanding	Fraction of period (days)	Weighted-average number of shares
2019
Common shares: January 1 — December 20	416,270,745	354	403,725,599
Common shares: December 20 — December 23	416,119,371	3	3,420,159
Common shares: December 23 — December 24	416,005,348	1	1,139,741
Common shares: December 24 — December 25	415,881,411	1	1,139,401
Common shares: December 25 — December 26	415,756,171	1	1,139,058
Common shares: December 26 — December 31	415,556,251	5	5,692,551
Common shares: December 31 — December 31	415,251,749	—	—

Total weighted average shares outstanding during the period		365	416,256,510

2020
Common shares: January 1 — September 29	415,251,749	273	309,736,960
Common shares: September 29 — December 31	404,776,126	93	102,852,950

Total weighted average shares outstanding during the period		366	412,589,910

2021
Common shares: January 1 — December 31	404,776,126	365	404,776,126

Total weighted average shares outstanding during the period		365	404,776,126